Schedule of Lease Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Amortization of ROU asset	$ 20,239	$ 32,610	$ 36,581	$ 64,477	$ 107,973	$ 116,266
Interest on lease liability	1,766	1,017	2,164	2,776	4,017	15,250
Total operating lease cost	$ 22,005	$ 33,627	$ 38,745	$ 67,253	$ 111,990	$ 131,516